GOV317                                                           Supplement to
                                                                 The Moneyletter

SPECIAL
          NEWS
          for
          MONEYLETTER
          READERS


Dear Investor,

         Do you want to make more money while protecting your investment capital and have instant access to your cash?
         For high yield in a safe haven, the editors of the Moneyletter have mentioned the U.S. GOVERNMENT SECURITIES SAVINGS FUND to their subscribers.
         I know you value Moneyletters's advice, which is why I would like to tell you why they mentioned our Fund to you. It's a winning combination of consistent superior performance, safety and convenience which has made our Fund the best government money market fund over the last five years.
         The U.S. GOVERNMENT SECURITIES SAVINGS FUND offers the consistent superior performance you need to make your money grow in an ultra-safe investment.
         The Fund invests primarily in securities issued by America's credit-worthy government agencies. By holding obligations of the Federal Home Loan Bank, the Student Loan Marketing Association, and the Federal Farm Credit
Bank, you are making an investment in America. You can feel good about your investment because an investment in the Fund is effectively a loan to students for their education, to first-time homeowners to buy a house, and to the farmers who feed the American economy.
         Since these securities are exempt from state taxes, the income from your account in our Fund will avoid income taxes, if your state has them. You will effectively earn more, since your returns won't be reduced by your state's tax bite.
         And finally, you will always have instant access to your money, as well as many other account benefits.

--------------------------------------------------------------------------------

               HERE'S WHAT MONEYLETTER SAYS ABOUT THE U.S.
                    GOVERNMENT SECURITIES SAVINGS FUND.

"THE FUND OFFERS BENEFITS AND SERVICES THAT ARE MORE AND MORE APPEALING IN TODAY'S WORLD OF HIGH FEE BANKING."

-------------------------------------------------------------------------------
U.S. Government Securities Savings Fund
         [X] Consistently ranked among the top government securities money marketfunds by Lipper Analytical Services
         [X]  High-yielding government money market fund
         [X]  Free of state income taxes
         [X]  Free checkwriting when you write checks for $500 or more
--------------------------------------------------------------------------------

                                                       (over for more benefits)

===============================================================================

                                                            (company logo)

[X]  Yes,  please rush me a FREE investment guide and application to earn more in the U.S. Government Securities Savings Fund.
           [ ] Please enclose an IRA investment guide.

_______________________________________________________________________________
Name
_______________________________________________________________________________
Street Address
_______________________________________________________________________________
City                         State                         Zip Code
_______________________________________________________________________________
Telephone                    E-mail Address
                                                                         GOV317

-------------------------------------------------------------------------------
                              CALL 1-800-557-2297, EXT. 210
-------------------------------------------------------------------------------

     Don't settle for less. Start earning more today. To receive a prospectus so you can open an account right away, please call 1-800-557-2297, ext. 210 or return the coupon below. An Investor Representative is waiting to answer your questions about the Fund.
     For fastest access to fund information, you can also visit us on the Web at www.usfunds.com. I look forward to helping you reach your investment goals.

Sincerely,

/S/FRANK HOLMES

Frank Holmes
Chairman & CEO

P.S. The U.S. Government Securities Savings Fund makes an ideal safe investment for your IRA. If you transfer or contribute $10,000 or more to your IRA account in the Fund, we will waive the annual custodial fee for the life of your account. Please call 1-800-557-2297, ext. 210 today for a free IRA investment guide and prospectus.

                                                       _________________________
                                                      |          5.43%         |
                                                      |   7-Day Effective Yield|
                                                      |________________________|

                                                            as of 6/30/97

                                                       _________________________
                                                       |         5.29%         |
                                                       |  7-Day Current Yield  |
                                                       -------------------------

-------------------------------------------------------------------------------
(GRAPHICS: Exerpt taken out of lightly shaded box of words from Money Letter)

"AN IMPRESSIVE PERFORMANCE RECORD, PARTICULARLY WHEN YOU CONSIDER THAT THE TOP 20 MONEY FUNDS IN ANY CATEGORY MAY BE SEPARATED BY LESS THAN 50 BASIS POINTS."
-------------------------------------------------------------------------------



                         ACTIONS TO TAKE NOW

               [x]   Send for a free prospectus.
               [x]   Read it carefully.
               [x]   Open your new account with $1,000 or more.



Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #2 for the one- and five-year periods ended 6/30/97 out of 114 and 82 government money market funds, respectively. Like all mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do so. For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing. U.S. stands for United Services. Past performance is no guarantee
of future results.                                                     GOV317

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(front of postcard)
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